DISPOSALS AND DISSOLUTION OF SUBSIDIARIES - Additional Information (Detail) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2024	Nov. 30, 2023	Dec. 31, 2025	Dec. 31, 2023
Business Acquisition [Line Items]
Gain from de-recognition of other payable associated with disposal of Shanghai Caiyin		¥ 280,231
Consideration at present value as other non-current assets	¥ 18,814
Shanghai Caiyin Asset Management Co Ltd
Business Acquisition [Line Items]
Purchase price for shares				¥ 75,646
Shenzhen Rongxinbao
Business Acquisition [Line Items]
Equity Percent Acquired				100.00%
Purchase price for shares				¥ 391,870
Gain or loss recognized				2,012
Fujian Zhuoqun
Business Acquisition [Line Items]
Purchase price for shares				¥ 316,224
Fortunify International Holdings Pte. Ltd
Business Acquisition [Line Items]
Equity Percent Acquired	100.00%
Purchase price for shares	¥ 21,866
Gain or loss recognized	¥ (14,431)
Cash Consideration			¥ 16,851
Remaining uncollected balance			¥ 4,290